SCHEDULE OF STOCK OPTIONS OUTSTANDING, VESTED, AND RELATED DETAILS (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2022 $ / shares
Cash and Cash Equivalents [Abstract]
Exercise price, minimum (USD per share)	$ 15.72
Exercise price, maximum (USD per share)	$ 47.99